Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Income Taxes

10.	INCOME TAXES

The Company’s primary operations are in the PRC, and in accordance with the relevant tax laws and regulations. The corporate income tax rate for each country is as follows:

●	PRC tax rate is 25%.

The Company is registered the British Virgin Islands, which is a tax-exempt region.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the nine months ended September 30, 2017 and 2016:

	2017	2016
Income attributed to foreign operations	$(508,367)	$(531,436)
Loss attributed to US	-	-
Income before tax	(508,367)	$(531,436)

PRC Statutory Tax at 25% Rate	(127,092)	(132,859)
Effect of tax exemption and operating losses	127,092	132,859
Income tax	$-	$-

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for nine months ended September 30, 2017 and 2016:

	2017	2016
U.S. federal statutory income tax rate	34.0%	34.0%
Lower rates in PRC, net	(9.0%)	(9.0%)
Net operating losses in PRC and other jurisdictions	(25.0%)	(25.0%)
The Company’s effective tax rate	0.0%	0.0%

10.	INCOME TAXES

The Company’s primary operations are in the PRC, and in accordance with the relevant tax laws and regulations. The corporate income tax rate for each country is as follows:

●	PRC tax rate is 25%.

The Company is registered the British Virgin Islands, which is a tax-exempt region.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended December 31, 2016 and 2015:

	2016	2015
Loss attributed to foreign operations	$(1,197,482)	$(349,234)
Loss attributed to US	-	-
Income before tax	(1,197,482)	(349,234)

PRC Statutory Tax at 25% Rate	(299,371)	(87,309)
Effect of tax exemptions and operating losses	299,371	87,309
Income tax	$-	$-

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2016 and 2015:

	2016	2015
U.S. federal statutory income tax rate	34.0%	34.0%
Lower rates in PRC, net	-9.0%	-9.0%
Net operating losses in PRC and other jurisdictions	-25.0%	-25.0%
The Company’s effective tax rate	0.0%	0.0%